UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

898 N. Broadway, Suite 2
Massapequa, New York 11758
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

898 N. Broadway, Suite 2

Massapequa, New York 11758
(Name and address of agent for service)

(844) 986-7676

Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Item 1. Reports to Stockholders.

(a)

Robinson Alternative Yield Pre-Merger SPAC ETF

of

Tidal ETF Trust

Semi-Annual Report

October 31, 2021

(Unaudited)

Robinson Alternative Yield Pre-Merger SPAC ETF

TABLE OF CONTENTS

Portfolio Allocation	1	1
Schedule of Investments	2	2
Statement of Assets and Liabilities	3	5
Statement of Operations	4	6
Statement of Changes in Net Assets	5	7
Financial Highlights	6	8
Notes to Financial Statements	7	9
Expense Example	13	16
Basis for Trustees’ Approval of Investment Advisory and Sub-Advisory Agreements	14	17
Statement Regarding Liquidity Risk Management Program	17	20
Additional Information	18	20

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

Robinson Alternative Yield Pre-Merger SPAC ETF

PORTFOLIO ALLOCATION at October 31, 2021 (Unaudited)

Security Type	% of Net Assets
Common Stocks (Special Purpose Acquisition Companies)	86.8%
Units (Special Purpose Acquisition Companies)	11.2
Cash & Cash Equivalents(1)	1.5
Warrants (Special Purpose Acquisition Companies)	0.5
Total	100.0%

(1)Represents cash, short-term investments, and liabilities in excess of other assets.

Robinson Alternative Yield Pre-Merger SPAC ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited)

	Shares	Value
Common Stocks — 86.8%
Special Purpose Acquisition Companies (SPACs) — 86.8%
Adit EdTech Acquisition Corp.(1)	11,556	$112,555
AF Acquisition Corp. - Class A(1)	11,600	112,984
Altitude Acquisition Corp. - Class A(1)	8,707	86,112
Anzu Special Acquisition Corp. I - Class A(1)	11,616	113,140
Atlantic Coastal Acquisition Corp. - Class A(1)	11,604	113,139
Bite Acquisition Corp.(1)	7,120	69,562
BOA Acquisition Corp. - Class A(1)	11,603	112,897
Build Acquisition Corp. - Class A(1)	11,588	112,983
BYTE Acquisition Corp. - Class A(1)	11,750	114,915
CF Acquisition Corp. VI - Class A(1)	11,556	112,671
Clarim Acquisition Corp. - Class A(1)	11,600	113,680
Crown PropTech Acquisitions - Class A(1)	11,610	112,965
DHB Capital Corp. - Class A(1)	11,559	112,643
Disruptive Acquisition Corp. I - Class A(1)	11,684	113,569
Duddell Street Acquisition Corp. - Class A(1)	7,058	69,239
Fintech Evolution Acquisition Group(1)	14,434	140,010
Flame Acquisition Corp. - Class A(1)	11,784	115,130
Fusion Acquisition Corp. II - Class A(1)	11,592	112,906
Glass Houses Acquisition Corp. - Class A(1)	7,136	69,433
Global Partner Acquisition Corp. II - Class A(1)	11,565	112,990
Goal Acquisitions Corp.(1)	11,725	114,319
Golden Arrow Merger Corp. - Class A(1)	7,549	73,490
GX Acquisition Corp. II - Class A(1)	11,564	112,402
Healthcare Capital Corp. - Class A(1)	7,580	75,269
Ibere Pharmaceuticals - Class A(1)	7,105	69,132
InterPrivate II Acquisition Corp. - Class A(1)	11,551	113,431
InterPrivate III Financial Partners, Inc. - Class A(1)	7,529	74,838
Kairos Acquisition Corp. - Class A(1)	11,650	113,821
Kismet Acquisition Two Corp. - Class A(1)	7,093	69,086
Marlin Technology Corp. - Class A(1)	11,706	114,719
MCAP Acquisition Corp. - Class A(1)	2,929	29,085
Medicus Sciences Acquisition Corp. - Class A(1)	4,666	45,400
Newbury Street Acquisition Corp.(1)	11,726	114,329
Northern Star Investment Corp. IV - Class A(1)	11,544	112,900
One Equity Partners Open Water I Corp. - Class A(1)	11,612	113,565
Orion Acquisition Corp. - Class A(1)	11,615	113,362
Osiris Acquisition Corp. - Class A(1)	11,627	113,421
Priveterra Acquisition Corp. - Class A(1)	11,622	113,663
Property Solutions Acquisition Corp. II - Class A(1)	11,620	113,179
Provident Acquisition Corp. - Class A(1)	7,074	69,113
Rosecliff Acquisition Corp. I - Class A(1)	11,588	112,635
Ross Acquisition Corp. II - Class A(1)	11,581	113,725
RXR Acquisition Corp. - Class A(1)	11,513	112,137
Science Strategic Acquisition Corp. Alpha - Class A(1)	7,082	69,333
SilverBox Engaged Merger Corp. I - Class A(1)	11,584	113,523
Tailwind International Acquisition Corp. - Class A(1)	7,113	69,352
Tailwind Two Acquisition Corp. - Class A(1)	14,592	144,315
TB SA Acquisition Corp. - Class A(1)	14,429	140,538

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited)(Continued)

	Shares	Value
Common Stocks — 86.8% (Continued)
Special Purpose Acquisition Companies (SPACs) — 86.8% (Continued)
Tech and Energy Transition Corp. - Class A(1)	11,581	$112,915
TLG Acquisition One Corp. - Class A(1)	11,578	112,770
Twelve Seas Investment Co. II - Class A(1)	7,568	73,637
Z-Work Acquisition Corp. - Class A(1)	11,594	113,157
Total Common Stocks
(Cost $5,270,400)		5,290,084

	Units
Units — 11.2%
Special Purpose Acquisition Companies (SPACs) — 11.2%
Artemis Strategic Investment Corp.(1)(2)	3,932	39,713
Black Mountain Acquisition Corp.(1)(3)	3,896	39,350
Colombier Acquisition Corp.(1)(4)	11,406	113,604
Global Consumer Acquisition Corp.(1)(2)	11,324	118,109
Oxus Acquisition Corp.(1)(5)	8,000	82,960
PepperLime Health Acquisition Corp.(1)(2)	3,964	39,442
Phoenix Biotech Acquisition Corp.(1)(2)	5,574	56,353
Schultze Special Purpose Acquisition Corp. II(1)(2)	3,972	39,680
Thunder Bridge Capital Partners IV, Inc.(1)(6)	11,489	113,626
Tristar Acquisition I Corp.(1)(2)	3,964	39,442
Total Units
(Cost $676,021)		682,279

	Shares
Warrants — 0.5%
Special Purpose Acquisition Companies (SPACs) — 0.5%
Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(1)	2,012	1,529
AF Acquisition Corp., Strike Price $11.50, Expires 03/31/2028(1)	1,338	897
Anzu Special Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027(1)	1,346	915
Atlantic Coastal Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,340	791
BOA Acquisition Corp., Strike Price $11.50, Expires 02/22/2028(1)	1,348	809
Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023(1)	1,347	915
CF Acquisition Corp. VI, Strike Price $11.50, Expires 02/18/2028(1)	1,008	907
Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,344	860
Crown PropTech Acquisitions, Strike Price $11.50, Expires 12/31/2027(1)	1,347	868
DHB Capital Corp., Strike Price $11.50, Expires 03/15/2028(1)	1,341	898
Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028(1)	1,343	925
Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027(1)	1,339	935
Global Partner Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027(1)	673	633
Golden Arrow Merger Corp., Strike Price $11.50, Expires 07/31/2026(1)	1,347	690
GX Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2028(1)	1,342	824
InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/2028(1)	807	803
InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/2027(1)	804	888
M3-Brigade Acquisition II Corp., Strike Price $11.50, Expires 12/31/2027(1)	1	2
MCAP Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,341	1,274
Northern Star Investment Corp. IV, Strike Price $11.50, Expires 12/31/2027(1)	672	652
One Equity Partners Open Water I Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,342	805

Robinson Alternative Yield Pre-Merger SPAC ETF

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at October 31, 2021 (Unaudited)(Continued)

	Shares	Value
Warrants — 0.5% (Continued)
Orion Acquisition Corp., Strike Price $11.50, Expires 02/19/2026(1)	1,011	$677
Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028(1)	2,027	1,087
Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,343	833
Property Solutions Acquisition Corp. II, Strike Price $11.50, Expires 03/01/2026(1)	1,006	795
Rosecliff Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027(1)	1,347	898
Ross Acquisition Corp. II, Strike Price $11.50, Expires 02/12/2026(1)	1,342	1,355
RXR Acquisition Corp., Strike Price $11.50, Expires 03/08/2026(1)	808	606
SilverBox Engaged Merger Corp. I, Strike Price $11.50, Expires 12/31/2027(1)	1,338	1,418
TB SA Acquisition Corp., Strike Price $11.50, Expires 03/25/2028(1)	1,341	898
Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027(1)	1,342	939
TLG Acquisition One Corp., Strike Price $11.50, Expires 01/25/2028(1)	1,348	770
Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028(1)	1,347	852
Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/2026(1)	1,341	845
Total Warrants
(Cost $36,170)		29,793

Short-Term Investments — 1.6%
Money Market Funds — 1.6%
First American Government Obligations Fund - Class X, 0.026% (7)	98,305	98,305
Total Short-Term Investments
(Cost $98,305)		98,305

Total Investments in Securities — 100.1%
(Cost $6,080,896)		6,100,461
Liabilities in Excess of Other Assets — (0.1)%		(4,083)
Total Net Assets — 100.0%		$6,096,378

(1)Non-income producing security.

(2)Units consist of 1 share of common stock and 1/2 warrant.

(3)Units consist of 1 share of common stock and 3/4 warrant.

(4)Units consist of 1 share of common stock and 1/3 warrant.

(5)Units consist of 1 share of common stock and 1 warrant.

(6)Units consist of 1 share of common stock and 1/5 warrant.

(7)The rate shown is the annualized seven-day effective yield as of October 31, 2021.

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	5

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2021 (Unaudited)

Assets:
Investments in securities, at value (Cost $6,080,896) (Note 2)	$6,100,461
Receivables:
Dividends and interest receivable	2
Total assets	6,100,463

Liabilities:
Payables:
Management fees (Note 4)	4,085
Total liabilities	4,085
Net Assets	$6,096,378

Components of Nets Assets:
Paid-in capital	$5,992,827
Total distributable (accumulated) earnings (losses)	103,551
Net assets	$6,096,378

Net Asset Value (unlimited shares authorized):
Net assets	$6,096,378
Shares of beneficial interest issued and outstanding	300,000
Net asset value	$20.32

Robinson Alternative Yield Pre-Merger SPAC ETF

6	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Period Ended October 31, 2021 (Unaudited)(1)

Investment Income:
Interest income	$9
Total investment income	9

Expenses:
Management fees (Note 4)	13,362
Net expenses	13,362
Net investment income (loss)	(13,353)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	97,339
Change in net unrealized appreciation/depreciation on investments	19,565
Net realized and unrealized gain (loss) on investments	116,904
Net increase (decrease) in net assets resulting from operations	$103,551

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to October 31, 2021.

Robinson Alternative Yield Pre-Merger SPAC ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2021 (Unaudited)(1)

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$(13,353)
Net realized gain (loss) on investments	97,339
Change in net unrealized appreciation/depreciation on investments	19,565
Net increase (decrease) in net assets resulting from operations	103,551

Distributions to Shareholders:
Net distributions to shareholders	—

Capital Share Transaction:
Net increase (decrease) in net assets derived from net change in outstanding shares(2)	5,992,827
Total increase (decrease) in net assets	6,096,378

Net Assets:
Beginning of period	—
End of period	$6,096,378

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to October 31, 2021.

(2)Summary of share transactions is as follows:

	Period Ended October 31, 2021 (Unaudited)(1)
	Shares	Value
Shares sold	375,000	$7,514,622
Shares redeemed	(75,000)	(1,521,795)
Net increase (decrease)	300,000	$5,992,827

Robinson Alternative Yield Pre-Merger SPAC ETF

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

Period Ended October 31, 2021 (Unaudited)(1)
Net asset value, beginning of period	$20.00

Income from Investment Operations:
Net investment income (loss)(2)	(0.06)
Net realized and unrealized gain (loss) on investments	0.38
Total from investment operations	0.32

Less Distributions:
From net investment income	—
Total distributions	—

Net asset value, end of period	$20.32
Total Return(3)(4)	1.61%

Ratios/ Supplemental Data:
Net assets, end of period (millions)	$6.1
Portfolio turnover rate(3)	7%
Ratio of expenses to average net assets(5)	0.85%
Ratio of net investment income (loss) to average net assets(5)	(0.85)%

(1)The Fund commenced operations on June 22, 2021. The information presented is from June 22, 2021 to October 31, 2021.

(2)Calculated using average shares outstanding method.

(3)Not annualized.

(4)The total return is based on the Fund’s net asset value.

(5)Annualized.

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Robinson Alternative Yield Pre-Merger SPAC ETF

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on June 22, 2021.

The investment objective of the Fund is to seek to provide total return while minimizing downside risk.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

For securities for which quotations are not readily available, a fair value will be determined by the Valuation Committee using the Fair Value Procedures approved by the Trust’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Fair Value Procedures adopted by the Board. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$4,312,503	$977,581	$—	$5,290,084
Units(1)	564,170	118,109	—	682,279
Warrants	26,298	3,495	—	29,793
Short-Term Investments	98,305	—	—	98,305
Total Investments in Securities	$5,001,276	$1,099,185	$—	$6,100,461

(1)See Schedule of Investments for the industry breakout.

B.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of October 31, 2021, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities, if any, for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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Robinson Alternative Yield Pre-Merger SPAC ETF

changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

I.Recent SEC Rules Adoptions. In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Management is currently evaluating the impact, if any, of applying this provision.

In October 2020, the SEC adopted new Rule 12d1-4 under the 1940 Act and other regulatory changes which are expected to be effective on or about January 19, 2022. Those changes are intended to streamline and enhance the regulatory framework for investments by one fund into another fund or “fund-of-funds arrangements”. Management is currently evaluating the impact, if any, of applying this provision.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Fund will be required to comply with the rules by September 8, 2022. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.Associated Risks of Investments in Special Purpose Acquisition Companies (“SPACs”). The Fund invests in equity securities of SPACs, which raise assets to seek potential business combination opportunities. Unless and until a business combination is completed, a SPAC generally invests its assets in U.S. government securities, money market securities, and cash. Because SPACs have no operating history or ongoing business other than seeking a business combination, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable business combination. There is no guarantee that the SPACs in which the Fund invests will complete a business combination or that any business combination that is completed will be profitable. The market perception of a SPAC’s ability to complete a business combination could materially impact the market value of the SPAC’s securities. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination. Some SPACs may pursue a business combination only within certain industries or regions, which may increase the volatility of their prices.

B.Initial Public Offering Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

C.Small-Capitalization Investing Risk. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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D.Warrants Risk. The Fund may purchase warrants to purchase equity securities. Investments in warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. They do not represent ownership of the securities, but only the right to buy them. Warrants involve the risk that the Fund could lose the purchase value of the warrant if the warrant is not exercised or sold prior to its expiration. If the Fund holds warrants associated with a SPAC that does not complete a business combination within the designated time period, the warrants held by the Fund will expire and lose all value.

E.Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that effect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

F.Exchange-Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares. Investors buying or selling shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if shares have more trading volume and market liquidity and higher if shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling shares, including bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares will approximate each Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•Trading. Although shares are listed for trading on a national securities exchange, such as NYSE Acra, Inc. (the “Exchange”), and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in shares when extraordinary volatility causes sudden, significant swings in the market price of shares. There can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than shares.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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Robinson Alternative Yield Pre-Merger SPAC ETF

G.U.S. Government and U.S. Agency Obligations Risk. The SPACs in which the Fund invests may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

H.Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Toroso Investments, LLC (the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Fund, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund of 0.85%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees, and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Excluded Expenses”), and the Management Fee payable to the Adviser. The Management Fee incurred is paid monthly to the Adviser.

Robinson Capital Management, LLC (the “Sub-Adviser”), serves as sub-adviser to the Fund, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets. The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to the Sub-Adviser and Excluded Expenses. Such expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser and Fund Services. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2021, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments and U.S. government securities were $307,775 and $544,575, respectively.

There were no purchases or sales of long-term U.S. Government securities for the period ended October 31, 2021.

For the period ended October 31, 2021, in-kind transactions associated with creations and redemptions for the Fund were $7,466,158 and $1,344,106, respectively.

NOTE 6 – INCOME TAXES AND DISTRIBUTONS TO SHAREHOLDERS

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at the fiscal year-end; accordingly, tax basis balances have not been determined for the period ended October 31, 2021. Differences between the tax cost of investments and the cost noted in the Schedule of Investments will be determined at fiscal year-end. For the period ended October 31, 2021 the Fund did not have distributions.

Net capital losses incurred after October 31 and net investment losses incurred after December 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. The Fund commenced operations on June 22, 2021, therefore, the Fund had no late year losses, no post-October losses, and no capital loss carryovers.

NOTE 7 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% and for Redemption Units of up to a maximum of 2%, respectively, of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS October 31, 2021 (Unaudited) (Continued)

NOTE 8 – COVID-19 PANDEMIC

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the novel coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment claims, changed travel and social behaviors, and reduced consumer spending. The recovery from the effects of COVID-19 is uncertain and may last for an extended period of time. These developments as well as other events could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with the Fund’s investment objective but there can be no assurance that it will be successful in doing so.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Other than as set forth below, the Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements. Effective December 20, 2021, the Adviser has contractually agreed to reduce its unitary management fee from 0.85% to 0.50% of the Fund’s average daily net assets until at least December 19, 2022.

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EXPENSE EXAMPLE For the Periods Ended October 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual expense example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from June 22, 2021 (commencement of operations) to October 31, 2021.  The hypothetical example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from May 1, 2021 to October 31, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the following table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 22, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period June 22, 2021 – October 31, 2021(1)
Actual	$1,000.00	$1,016.10	$3.10

(1)The actual expenses are equal to the Fund’s annualized net expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period from June 22, 2021 to October 31, 2021, the commencement of operations date to the end of the period).

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Expenses Paid During the Period May 1, 2021 – October 31, 2021(2)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.92	$4.33

(2)The hypothetical expenses are equal to the Fund’s annualized net expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent six-month period).

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The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met via video conference at a meeting held on June 1, 2021 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”), a proposed series of the Trust, and Toroso Investments, LLC, the Fund’s proposed investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from the Trust’s outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the proposed unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including recommendations with respect to the hiring, termination or replacement of sub-advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who will each serve as a portfolio manager of the Fund, as well as the responsibilities of other key personnel of the Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of the Fund’s investment sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser would be responsible for trade execution and the Fund’s investment sub-adviser would be responsible for selecting the Fund’s investments, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration. The Board also considered that because the investment decision-making for the Fund would be performed by the Fund’s investment sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s services, including the extent to which the Fund’s performance was achieving its investment objective, as well as the Adviser’s oversight of the investment sub-adviser’s services.

3.Cost of Services to be Provided and Profits to be Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s proposed advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser agreed to pay all other expenses incurred by the Fund. The Board considered comparative information prepared by Fund Services utilizing data

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)

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Robinson Alternative Yield Pre-Merger SPAC ETF

provided by Morningstar Direct relating to the cost structure of the Fund relative to a peer group. The Fund was compared to ETFs in the U.S. Fund Event Driven category, which is comprised of funds that have event driven portfolios that attempt to profit when securing price changes in response to certain corporate actions.

The Board concluded that the Fund’s proposed expense ratio and the advisory fee to be paid to the Adviser were fair and reasonable in light of the comparative expense information and the investment management services to be provided to the Fund by the Adviser given the nature of the Fund’s strategy. The Board also evaluated, based on information provided by the Adviser, the compensation and benefits expected to be received by the Adviser and its affiliates from their relationship with the Fund, taking into account an analysis of the Adviser’s expected profitability with respect to the Fund. The Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as the Fund Grows. The Board considered the potential economies of scale that the Fund might realize under the structure of the proposed advisory fee. The Board noted the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser will provide to the Fund; and (c) the approval of the Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

At the video conference meeting held on June 1, 2021, the Board also considered the initial approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, to be entered into between the Adviser and Robinson Capital Management, LLC, the Fund’s proposed sub-adviser (the “Sub-Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the approval of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Sub-Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from the Trust’s outside legal counsel, Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Sub-Advisory Agreement for an initial two-year term.

Discussion of Factors Considered

In considering the approval of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services to be Provided. The Board considered the nature, extent and quality of the Sub-Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of James C. Robinson and Jonathan P. Browne, who will each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of the Sub-Adviser to be involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by the Sub-Adviser, including information regarding the Sub-Adviser’s compliance program, its compliance personnel and compliance record, as well as the Sub-Adviser’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not manage any other accounts that utilize a strategy similar to the strategy that is to be employed by the Fund.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Continued)

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that the Sub-Adviser would be responsible for the Fund’s investment selections, subject to oversight by the Adviser.

The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services to be provided to the Fund, as well as the Sub-Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. The Board noted that the Fund had not yet commenced operations and, therefore, concluded that performance of the Fund was not a relevant factor for consideration.

3.Cost of Services to be Provided and Profits to be Realized by the Sub-Adviser. The Board considered the structure of the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser under the Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub-advisory fee payable under the Sub-Advisory Agreement was reasonable in light of the services to be performed by the Sub-Adviser. Since the sub-advisory fee is to be paid by the Adviser, the overall advisory fee paid by the Fund is not directly affected by the sub-advisory fee paid to the Sub-Adviser. Consequently, the Board did not consider the cost of services provided by the Sub-Adviser or the potential profitability of its relationship with the Fund to be material factors for consideration given that the Sub-Adviser is not affiliated with the Adviser and, therefore, the sub-advisory fee to be paid to the Sub-Adviser was negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser reflected an appropriate allocation of the advisory fee and was reasonable in light of the services to be provided by the Sub-Adviser.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fee payable to the Sub-Adviser is not paid by the Fund, the Board did not consider whether the sub-advisory fee should reflect any potential economies of scale that might be realized as the Fund’s assets increase.

5.Benefits to be Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Sub-Adviser from its association with the Fund. The Board concluded that the benefits the Sub-Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a)  the terms of the Sub-Advisory Agreement are fair and reasonable; (b) the sub-advisory fee is reasonable in light of the services that the Sub-Adviser will provide to the Fund; and (c) the approval of the Sub-Advisory Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

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STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the Robinson Alternative Yield Pre-Merger SPAC ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Toroso Investments, LLC, the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a Program Administrator Committee composed of certain Trust officers. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On November 23, 2021, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2020 through September 30, 2021 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program is reasonably designed and operating effectively.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (833) 743-0330 or by accessing the Fund’s website at www.robinsonetfs.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (833) 743-0330 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.robinsonetfs.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (833) 743-0330. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.robinsonetfs.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (833) 743-0330. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.robinsonetfs.com.

Investment Adviser
Toroso Investments, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Investment Sub-Adviser
Robinson Capital Management, LLC
63 Kercheval Avenue, Suite 111
Grosse Point Farms, Michigan 48236

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services, LLC
898 N. Broadway, Suite 2
Massapequa, New York 11758

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
Robinson Alternative Yield Pre-Merger SPAC ETF	SPAX	886364678

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Tidal ETF Trust

By (Signature and Title)

/s/ Eric W. Falkeis

Eric W. Falkeis, President/Principal Executive Officer

Date

01/05/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Eric W. Falkeis

Eric W. Falkeis, President/Principal Executive Officer

Date

01/05/2022

By (Signature and Title)*

/s/ Daniel Carlson

Daniel Carlson, Treasurer/Principal Financial Officer

Date

01/05/2022

* Print the name and title of each signing officer under his or her signature.